United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/17

Date of Reporting Period: Quarter ended 12/31/16

Item 1.	Schedule of Investments

Federated Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.9%
		Services - Airlines—0.9%
$5,444,444	[1]	KAL ABS Cayman Ltd., 17, Class A, 3.7561%, 4/27/2019 (IDENTIFIED COST $5,286,556)	$5,308,334
		CORPORATE BONDS—1.4%
		Energy - Exploration & Production—0.5%
4,391,262	[2,3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
2,632,320		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	2,753,762
		TOTAL	2,753,762
		Supranational—0.9%
5,000,000		African Export-Import Bank, 3.875%, 6/4/2018	5,059,900
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,504,857)	7,813,662
		TRADE FINANCE AGREEMENTS—89.7%[1]
		Basic Industry - Building Materials—2.3%
5,200,000		Cemex SA, 4.2611%, 9/30/2019	5,176,600
4,883,412		Nexans SA, 2.0979%, 1/3/2017	4,879,017
3,000,000		Nexans SA, 2.0979%, 1/31/2017	2,998,500
		TOTAL	13,054,117
		Basic Industry - Chemicals—2.1%
4,923,000		Agrofertil, 5.92%, 5/5/2017	4,923,000
2,692,308		Eurochem II, 2.7198%, 8/22/2018	2,682,885
4,516,129		Uralkali, 3.4948%, 4/20/2019	4,489,032
		TOTAL	12,094,917
		Basic Industry - Forestry/Paper—0.3%
1,856,061		Bahia Cellulose, 4.8679%, 2/14/2018	1,869,053
		Basic Industry - Metals/Mining Excluding Steel—5.4%
1,161,672		African Minerals, 5.8235%, 3/30/2018	1,151,217
2,299,362	[5]	Discovery Copper, 4.834%, 3/1/2015	689,809
6,079,878		Just Group, LLC, 7.4616%, 12/31/2015	2,286,034
5,333,333		Kazakhmys II, 3.152%, 12/31/2018	5,280,000
3,137,931		Kuwait International Bank, 2.1971%, 1/15/2017	3,137,931
5,001,861		Mechel Kuzbass III, 5.9508%, 1/31/2021	2,678,496
5,000,164		Mechel Yakutugol III, 5.9508%, 1/31/2021	2,677,588
5,000,000		Polymetal, 4.6326%, 11/6/2019	5,005,000
7,500,000		Trafigura, 1.00%, 1/6/2017	7,500,000
		TOTAL	30,406,075
		Basic Industry - Steel Producers/Products—0.9%
5,000,000		Ziraat Bankasi, 1.9809%, 5/8/2017	4,977,500
		Capital Goods - Aerospace & Defense—2.0%
4,709,162		Alafco, 2.9979%, 2/17/2019	4,692,680
3,600,000		Biman, 6.3809%, 2/4/2019	3,589,200
2,916,667		TAAG Angola Airlines, 5.50%, 6/9/2020	2,922,500
		TOTAL	11,204,380
		Consumer Cyclical - Apparel/Textiles—2.0%
2,649,600		Defacto, 4.6467%, 3/3/2019	2,648,275
4,872,500		PT Delta Dunia Sandang Tekstil, 6.4979%, 10/10/2021	4,872,500

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Consumer Cyclical - Apparel/Textiles—continued
$4,000,000		PT Delta Merlin 2, 5.96889%, 10/7/2020	$3,984,000
		TOTAL	11,504,775
		Consumer Non-Cyclical - Beverage—0.8%
3,193,750		Khmer Brewery, 6.1288%, 4/8/2020	3,193,750
1,368,750		Khmer Brewery, 6.37389%, 4/8/2020	1,362,591
		TOTAL	4,556,341
		Consumer Non-Cyclical - Tobacco—3.2%
4,966,716		LTAM PM, 4.1788%, 3/1/2017	4,939,399
4,988,493		LTAM RJ, 4.2134%, 4/3/2017	4,961,056
6,500,000		Premium FBN Bank, 4.9565%, 6/5/2017	6,500,000
1,408,000		Premium Tobacco, 1.00%, 5/10/2017	1,406,592
		TOTAL	17,807,047
		Consumer Non-Cyclical/Food - Wholesale—12.0%
640,004	[2,3]	Banacol, 11.50%, 11/1/2016	602,884
5,000,000		Biosev, 5.7166%, 6/2/2017	5,000,000
1,500,000		Carcafe Ltd., 2.0979%, 3/1/2017	1,498,650
700,000		Carcafe Ltd., 2.0979%, 3/2/2017	699,370
4,276,000		Carcafe Ltd., 2.0979%, 3/6/2017	4,272,152
300,000		Carcafe Ltd., 2.0979%, 3/7/2017	299,730
7,500,000		Export Trade FBN, 1.00%, 8/31/2017	7,500,000
1,100,864	[5]	GVO, 5.6345%, 11/2/2015	1,100,864
7,500,000		Ghana Cocoa Board, 1.4461%, 8/31/2017	7,481,250
1,950,000		Kernel Holding SA, 8.2876%, 2/8/2018	1,940,250
7,500,000		Louis Dreyfus II, 3.80083%, 9/27/2019	7,488,750
343,697		Metl Group, 3.6711%, 5/24/2017	343,181
210,391		Metl Group, 3.6711%, 5/31/2017	210,496
2,918,818		Metl Group, 3.8979%, 4/25/2017	2,921,737
1,443,120		Metl Group, 4.5873%, 6/20/2017	1,445,285
5,000,000		Molino Canuelas, 6.3177%, 12/16/2020	5,000,000
7,500,000		Olam Nigeria, 2.1432%, 3/15/2017	7,500,000
2,571,429	[2,3]	REI Agro Ltd., 6.8456%, 12/31/2016	771,429
1,667,000		Seara, 5.82039%, 6/15/2017	1,666,500
2,272,727		Tiryaki Agro, 5.2623%, 4/15/2019	2,267,045
717,784		Tiryaki ITFC, 1.00%, 4/15/2019	715,272
6,500,000		Vicentin SIAC, 1.00%, 10/28/2018	6,513,000
		TOTAL	67,237,845
		Energy - Exploration & Production—9.8%
3,833,333		Circle Petro, 6.4565%, 6/11/2018	1,726,917
3,269,085		EGPC, 3.53585%, 6/14/2018	3,269,086
3,253,399		EMP II, 6.7561%, 12/10/2018	3,250,145
7,500,000		Kazmunaigaz NV, 2.6211%, 3/30/2020	7,500,000
3,083,333		Merlon Petro, 5.9704%, 3/15/2019	3,078,708
4,067,878		Nigerian Petro, 4.72039%, 6/15/2019	4,031,267
825,000		Ptmitraperk, 6.77%, 12/31/2020	808,500
6,519,770		PT MaxPower, 5.6646%, 3/31/2020	5,215,816
769,231		Rosneft Oil III, 3.2818%, 4/24/2017	761,154
4,266,125		SHT, 5.6467%, 5/8/2017	4,238,395
4,904,807		SNPC, 5.3277%, 3/4/2020	4,914,617
348,041	[2,3]	SV Oil & Natural Gas Ltd., 4.7039%, 9/14/2013	346,475

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Energy - Exploration & Production—continued
$1,439,518		Sonangol III, 4.2711%, 6/30/2017	$1,426,562
7,050,000		Sonangol, 3.7266%, 9/28/2021	7,050,000
7,500,000		Yibal Export Pdo, 2.6711%, 6/29/2021	7,477,500
		TOTAL	55,095,142
		Energy - Gas Distribution—1.2%
7,000,000		Golar Hill, 2.9177%, 1/10/2017	6,986,000
		Energy - Integrated Energy—3.0%
6,000,000		Ina-Industrija, 3.2677%, 8/17/2019	6,006,000
3,914,242		Oando Insured, 10.18956%, 6/30/2019	3,914,243
1,677,532		Oando Uninsured, 10.18956%, 6/30/2019	1,670,822
5,000,000		Puma International Financing SA, 2.63335%, 5/13/2019	5,005,000
		TOTAL	16,596,065
		Energy - Oil Field Equipment & Services—0.7%
4,000,000		ADES, 5.4248%, 11/23/2020	4,008,000
		Energy - Oil Refining and Marketing—5.4%
1,662,500		BB Energy, 2.3346%, 10/18/2017	1,662,500
7,500,000		Dangote, 5.7487%, 8/20/2020	7,545,000
7,500,000		Litasco SA, 2.0979%, 1/26/2017	7,496,250
4,809,965		Pakistan, Government of, 1.00%, 3/31/2017	4,809,965
7,500,000		Petroleos del Peru SA, 1.8979%, 1/23/2017	7,498,500
2,065,252	[2,3,5]	Samir Energy II, 4.08367%, 12/31/2015	1,032,626
		TOTAL	30,044,841
		Finance—1.6%
9,000,000		LFC TGB, 2.4373%, 1/17/2017	9,022,500
		Finance/Banks/Brokers—14.2%
2,000,000		AccessBank, 1.00%, 4/29/2017	1,993,000
7,500,000		Ahli Bank, 1.9979%, 7/6/2017	7,500,000
5,000,000		BPC Tranche B, 6.23778%, 3/31/2017	5,000,000
5,000,000		Banco ABC Brasil SA, 2.49789%, 1/16/2017	4,998,000
1,000,000		Banco de Galicia y Buenos Aires S.A. de C.V., 2.9194%, 1/3/2017	999,700
1,120,000		Banco de Galicia y Buenos Aires S.A. de C.V., 2.9194%, 3/3/2017	1,119,104
5,000,000		Banco Do Brasil S.A., 1.8194%, 2/17/2017	5,002,500
5,000,000		Banco Financiera Comercial Hondurena SA (Banco Ficohsa), 4.0373%, 9/15/2017	4,990,000
5,000,000		CFC Stanbic, 1.00%, 5/4/2018	5,010,000
1,226,901		Finansbank AS, 2.0711%, 1/11/2017	1,226,533
6,666,667		Garanti Bankasi, 1.00%, 11/23/2017	6,656,667
5,000,000		International Bank of Azerbaijan, 3.4979%, 10/31/2017	4,992,500
5,000,000		IDFC Bank Ltd., 2.1379%, 1/15/2017	5,000,000
4,500,000		LFC TGB II, 2.49789%, 1/15/2017	4,498,650
3,367,699		New BankBahrain, 1.3711%, 3/27/2017	3,362,647
3,250,000		Turk Vakifbank, 1.00%, 12/21/2017	3,250,000
812,667		Turkiye Halk Bankasi AS, 2.1211%, 1/27/2017	812,098
5,000,000		Union Bank of India Ltd., 1.2461%, 1/13/2017	4,998,500
333,333		Union Bank of Nigeria, 5.2611%, 1/28/2017	325,333
5,000,000		United Arab Bank, 2.0979%, 2/16/2017	4,995,000
2,692,308		Veb, 4.3367%, 1/31/2020	2,693,654
		TOTAL	79,423,886
		Foreign Sovereign—3.9%
4,500,000		Bank of Lao, 5.3482%, 12/29/2019	4,500,000

Principal Amount or Shares		Value
	TRADE FINANCE AGREEMENTS—continued[1]
	Foreign Sovereign—continued
$5,000,000	Banreservas, 1.93417%, 3/9/2017	$4,992,500
5,000,000	National Bank of Egypt, 3.1719%, 6/4/2018	4,967,500
2,271,950	Turk Eximnbank, 1.7479%, 1/23/2017	2,271,041
5,000,000	Turk Eximnbank, 2.00939%, 3/21/2017	5,000,000
	TOTAL	21,731,041
	Government Guarantee—0.4%
2,159,555	Trade Bank Iraq, 4.2479%, 7/2/2019	2,160,635
	Services - Building & Construction—2.4%
4,124,716	CPC II, 1.00%, 7/19/2018	4,122,654
1,840,256	CPC International, Inc., 3.707%, 12/31/2017	1,840,256
7,500,000	IIF, 3.01944%, 7/18/2019	7,511,250
	TOTAL	13,474,160
	Services - Railroads—1.1%
6,018,357	Eastcommtrans II, 5.8932%, 11/25/2019	6,006,320
	Services - Support-Services—1.3%
7,133,700	Airport International Group, 3.0677%, 11/15/2023	7,144,401
	Services - Transportation Excluding Air/Rail—2.5%
7,000,000	Asyaport, 5.7177%, 1/10/2024	7,003,500
3,500,000	Navig8, V8, 3.7479%, 7/28/2017	3,501,750
3,500,000	Navig8, VL8, 3.7479%, 7/28/2017	3,501,750
	TOTAL	14,007,000
	Supranational—3.5%
7,000,000	Africa Finance Corp., 2.1062%, 5/16/2018	6,965,000
5,000,000	Axfremix TLF 2015, 1.676%, 5/18/2017	5,000,000
7,500,000	PTA Bank, 3.3818%, 10/11/2018	7,503,750
	TOTAL	19,468,750
	Technology & Electronics - Computer Hardware—0.9%
5,152,301	Dell Receivables, 1.6711%, 2/23/2017	5,148,179
	Telecommunications - Fixed Line—1.3%
3,562,500	INT Towers, 5.4235%, 12/10/2021	3,534,000
3,529,412	Liquid Telecom, 4.7567%, 10/31/2019	3,538,235
	TOTAL	7,072,235
	Telecommunications - Wireless—2.0%
5,143,000	Digicel D2, 4.4979%, 3/31/2019	5,155,857
6,000,000	IHS Zambia, Floating Rate Note, 7.15417%, 3/6/2021	5,952,000
	TOTAL	11,107,857
	Utility - Electric-Generation—3.5%
3,890,468	Adani Power Ltd., 4.2979%, 6/30/2018	3,888,523
4,117,700	Egypt Electric, 5.1326%, 5/5/2020	4,076,523
3,000,000	MOF Angola Soyo, 6.4971%, 12/27/2019	2,986,500
1,050,000	MOF Angola, 6.4932%, 3/15/2018	1,040,550
7,500,000	MOF Bangladesh, 5.7706%, 6/17/2019	7,496,250
	TOTAL	19,488,346
	TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $516,943,258)	502,697,408
	FOREIGN GOVERNMENT/AGENCY—0.9%[1]
	Services - Building & Construction—0.9%
5,000,000	Kenya, Government of, 6.5166%, 12/28/2017 (IDENTIFIED COST $4,980,484)	5,000,000

Principal Amount or Shares			Value
		INVESTMENT COMPANY—5.8%
32,455,673	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.79%[7] (IDENTIFIED COST $32,455,911)	$32,458,919
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $572,171,066)[8]	553,278,323
		OTHER ASSETS AND LIABILITIES - NET—1.3%[9]	7,355,461
		TOTAL NET ASSETS—100%	$560,633,784
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2016, these restricted securities amounted to $513,005,742 which represented 91.5% of total net assets.
2	Issuer in default.
3	Non-income-producing security.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	Principal amount and interest were not paid upon final maturity.
6	Affiliated holding.
Transactions involving the affiliated holding during the period ended December 31, 2016.
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	20,851,257
Purchases/Additions	310,602,054
Sales/Reductions	(298,997,638)
Balance of Shares Held 12/31/2016	32,455,673
Value	$32,458,919
Dividend Income	$44,970
7	7-day net yield.
8	At December 31, 2016, the cost of investments for federal tax purposes was $572,171,066. The net unrealized depreciation of investments for federal tax purposes was $18,892,743. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,317,184 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,209,927.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$5,308,334	$5,308,334
Corporate Bonds	—	7,813,662	0[1]	7,813,662
Trade Finance Agreements	—	—	502,697,408	502,697,408
Foreign Government/Agency	—	—	5,000,000	5,000,000
Investment Company	32,458,919	—	—	32,458,919
TOTAL SECURITIES	$32,458,919	$7,813,662	$513,005,742	$553,278,323
1	Includes $31,837 of a corporate bond transferred from Level 2 to Level 3 because observable market data was unavailable for the security. This transfer represents the value of the security at the beginning of the period.
The Fund uses a pricing service to provide price evaluation for a Level 3 asset-backed security, trade finance agreements and a foreign government/agency. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Corporate Bonds	Investments in Trade Finance Agreements	Investments in Foreign Government/ Agency
Balance as of March 31, 2016	$—	$—	$439,832,109	$5,019,512
Accrued discount/premiums	—	—	734,281	14,015
Realized gain (loss)	39,472	—	1,539,139	—
Change in unrealized appreciation (depreciation)	21,778	(31,837)	(2,127,034)	33,485
Purchases	6,608,195	—	303,123,688	—
(Sales)	(1,361,111)	—	(240,404,775)	(67,012)
Security type transfer in	—	31,837	—	—
Balance as of December 31, 2016	$5,308,334	$0	$502,697,408	$5,000,000
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2016	$21,778	$(31,837)	$(1,467,245)	$33,485

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2017